Significant Events during the Reporting Period (Details) $ in Thousands, $ in Millions				12 Months Ended
	Dec. 30, 2024 USD ($)	Jan. 31, 2024	Nov. 17, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)
Significant Events During the Reporting Period [Line Items]
Enterprise value				$ 3,300	$ 4.5
Cash position				1,000
Assets				10,171			$ 11,182
Consideration	$ 771
Share capital percentage		51.00%	9.33%
Top of range [member]
Significant Events During the Reporting Period [Line Items]
Consideration				$ 63,300,000
Share capital percentage				84.53%	84.53%
Bottom of range [member]
Significant Events During the Reporting Period [Line Items]
Consideration				$ 48,000,000
Share capital percentage				75.00%	75.00%
Miza [Member]
Significant Events During the Reporting Period [Line Items]
Assets				$ 11,600		$ 15.8